LONG TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Schedule of Investments [Line Items]
Long-Term Investments	$ 654,288		$ 9,952,880
Other long term investments	7,171,659
Revenues	2,000,000	$ 2,000,000
Movies [Member]
Schedule of Investments [Line Items]
Long-Term Investments	$ 627,470